Acquisitions and Dispositions (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 business	Dec. 31, 2010 entity	Dec. 31, 2009 entity
Dispositions
Number of dispositions		8
Total pretax gains (loss)		(4,000,000)	13,000,000
Total pretax gains (loss)			15,000,000
Risk Solutions
Dispositions
Number of dispositions	2	7	9
HR Solutions
Dispositions
Number of dispositions		1